RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES
	Year Ended
	December 31,	December 31,
	2021	2020

Payroll and related expenses	$510	$410
Subcontractor and outsourced work	2,477	-
Legal fees	99	-
Other	136	8
	$3,222	$418